Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
Major classes of property and equipment consist of the following:

(in ‘000)	December 31, 2020	December 31, 2019
Computer hardware	$13,634	$11,383
Computer software	8,211	7,907
Furniture and fixtures	2,284	2,170
Networking equipment	8,151	6,537
Leasehold improvements	2,803	2,739

Total property and equipment	35,083	30,736
Less: accumulated depreciation	(21,374)	(15,425)

Property and equipment (Net)	$13,709	$15,311